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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 30 2012

Check here if Amendment [_]; Amendment Number: ______
 This Amendment (Check only one.):  [X] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Heathbridge Capital Management Ltd
Address:  141 Adelaide Street West, Suite 260
          Toronto, Ontario M5H 3L5

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard M. Tattersall
Title:    Vice-President
Phone:    416 360-3900

Signature, Place, and Date of Signing:

/s/ Richard M. Tattersall      Toronto, Ontario           April 30, 2012
-------------------------  ------------------------  -------------------------
[Signature]                [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   25

Form 13F Information Table Value Total:  $231,464 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
MARCH 31 2012                                 Market Value in USD$$                         Investment   Other        Voting
Securities          Title of Class    Cusip      Value (x$1000)      Shares   Shares SH/PH  Discretion  Managers  Authority Sole
----------          --------------  --------- --------------------- --------- ------------  ----------  --------  --------------
AUTOMATIC DATA
PROCESSING INC.     COM              53015103       $ 13,385,222.74   242,700 SH            SOLE        na               242,700
COMCAST CORP        CL A            20030N101       $ 18,845,063.45   628,400 SH            SOLE        na               628,400
EXELON CORP.        COM             30161N101       $ 12,934,147.19   330,100 SH            SOLE        na               330,100
EXXON MOBIL CORP.   COM             30231G102       $    338,009.87     3,900 SH            SOLE        na                 3,900
GOLDCORP INC        COM             380956409       $  6,235,065.59   138,500 SH            SOLE        na               138,500
HUDBAY MINERALS
INC.                COM             443628102       $  8,659,327.13   790,500 SH            SOLE        na               790,500
KANSAS CITY
SOUTHERN            COM NEW         485170302       $    372,526.65     5,200 SH            SOLE        na                 5,200
MAGNA INTERNATIONAL COM             559222401       $ 18,739,887.69   393,514 SH            SOLE        na               393,514
MANULIFE FINANCIAL
CORP.               COM             56501R106       $ 15,579,720.64 1,151,700 SH            SOLE        na             1,151,700
MITSUBISHI UFJ
FINANCIAL GROUP
INC ADS             SPONSORED ADR   606822104       $  4,763,265.39   957,150 SH            SOLE        na               957,150
PFIZER INC.         COM             717081103       $  1,168,436.30    51,600 SH            SOLE        na                51,600
ROYAL BANK OF
CANADA              COM             780087102       $    678,588.80    11,723 SH            SOLE        na                11,723
SUNCOR ENERGY INC
COM                 COM             867224107       $ 10,693,840.53   327,706 SH            SOLE        na               327,706
SYNGENTA AG-ADR     SPONSORED ADR   87160A100       $    385,177.78     5,600 SH            SOLE        na                 5,600
TELUS CORP - NV     NON-VTG SHS     87971M202       $ 12,648,993.69   222,600 SH            SOLE        na                    --
TEXAS INSTRUMENTS
INC.                COM             882508104       $ 17,414,568.00   518,500 SH            SOLE        na               518,500
THE WALT DISNEY
COMPANY             COM DISNEY      254687106       $  9,690,471.75   221,500 SH            SOLE        na               221,500
THOMSON REUTERS
CORP.               COM             884903105       $ 15,162,874.74   525,075 SH            SOLE        na               525,075
TIM HORTONS INC.    COM             88706M103       $ 15,029,706.62   281,300 SH            SOLE        na               281,300
TIME WARNER CABLE
INC.                COM             88732J207       $    260,617.16     3,200 SH            SOLE        na                 3,200
TORONTO DOMINION
BANK                COM NEW         891160509       $ 17,779,278.16   209,735 SH            SOLE        na               209,735
TRANSCANADA CORP.   COM             89353D107       $ 11,815,024.53   275,500 SH            SOLE        na               275,500
U.S. BANCORP        COM NEW         902973304       $    300,749.01     9,500 SH            SOLE        na                 9,500
WADDELL & REED
FINANCIAL           CL A            930059100       $    385,408.62    11,900 SH            SOLE        na                11,900
WELLS FARGO CORP    COM             949746101       $ 18,198,430.87   533,427 SH            SOLE        na               533,427

                 25

                                                    $231,464,402.90

                                                    $    231,464.00